Annual Fund Operating Expenses - Bitwise Proficio Currency Debasement ETF - Bitwise Proficio Currency Debasement ETF	Jan. 15, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.11%	[1]
Net Expenses (as a percentage of Assets)	0.96%

[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.